Net debt - Reconciliation - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) € / £	Dec. 31, 2023 GBP (£) $ / £	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Net debt
Foreign exchange gain (loss) on debt and derivatives			£ 146	£ (74)
Strengthening (weakening) of currency	(0.02)	(0.06)
Cash paid on debt-related foreign exchange forward contracts			3	4
Cash outflow (decrease) for borrowings			664	(2,378)
Proceeds from new debt			0	(2,383)	£ (5)
Decrease (increase) in overdraft			562	(865)
Debt repayments			0	844	167
Cash outflow from payment of interest on debt			102	26
Amount of cash outflow (decrease) for derivatives			39	(7)
Cash outflow (inflow) on settlement of debt-related foreign exchange forward contracts			3	(26)	19
Cash outflow from payment of interest on derivatives			36	19
Cash outflow for leases			182	114
Capital element of lease payments			157	104	88
Interest element of lease payments			25	10	£ 6
Book value	£ 3,153	£ 3,153	3,153	3,574
Bond debt
Net debt
Book value	2,943	2,943	2,943	2,987
Fair market value	£ 2,959	£ 2,959	£ 2,959	£ 2,826